Related party transactions - Compensation to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related party transactions
Salaries and benefits paid during the year	$ 1,030	$ 968
Stock-based compensation	2,626	1,036
Total	$ 3,656	$ 2,004